Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 94.7%	Shares	Value
Australia - 2.9%
BHP Group Ltd., Sponsored ADR(a)	124,881	$7,942,432
CSL Ltd.	29,948	5,547,637
Canada - 4.6%
Canadian Natural Resources Ltd.	109,034	5,552,011
Enbridge, Inc.	150,758	6,372,541
Great-West Lifeco, Inc.	300,299	9,381,169
Denmark - 1.5%
Novo Nordisk A/S, Sponsored ADR	71,150	7,105,750
France - 11.3%
Air Liquide S.A.	37,728	6,453,692
AXA S.A.	323,206	10,236,199
BNP Paribas S.A.	123,689	8,830,038
Dassault Systemes SE	71,837	3,473,902
Kering S.A.	9,555	7,135,303
L'Oreal S.A.	12,598	5,381,165
TotalEnergies SE	182,700	10,389,629
Germany - 11.5%
Allianz SE, Unsponsored ADR	395,338	10,128,559
BASF SE	87,635	6,711,833
Continental AG*	55,841	5,413,763
Fresenius SE & Co. KGaA	149,166	6,157,592
Muenchener Rueckversicherungs-Gesellschaft AG	23,949	7,581,853
SAP SE, Sponsored ADR(a)	47,533	5,951,607
Siemens AG	35,255	5,597,449
Siemens Energy AG*	200,433	4,508,288
Vitesco Technologies Group AG*	11,167	552,826
Hong Kong - 0.6%
AAC Technologies Holdings, Inc.	861,748	2,616,591
Ireland - 2.4%
Kerry Group PLC, Class A	34,341	4,326,861
Ryanair Holdings PLC, Sponsored ADR*	57,811	6,452,864
Japan - 14.7%
Astellas Pharma, Inc.	438,724	7,081,257
FANUC Corp.	22,124	4,374,984
JGC Holdings Corp.	861,581	8,466,124
Komatsu Ltd.	254,394	6,392,655
Kubota Corp.	349,898	7,503,752
Nitto Denko Corp.	99,961	7,782,927
ORIX Corp.	397,920	8,207,945
Pan Pacific International Holdings Corp.	399,604	5,378,204
SYSMEX Corp.	40,515	3,856,660
Tokyo Electron Ltd.	17,472	8,546,135
Mexico - 3.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,372,156	8,679,412
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	194,559	6,593,605
Norway - 1.8%
DNB Bank ASA	354,041	8,426,247
Singapore - 1.3%
Singapore Telecommunication Ltd.	3,216,507	5,832,250
South Africa - 2.2%
MTN Group Ltd.*	798,877	10,046,622
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,236,589	7,895,122
Sweden - 3.2%
Essity AB, Class B	242,552	6,837,637
Sandvik AB	297,237	7,827,600
Switzerland - 10.3%
ABB Ltd.	195,385	6,774,349
Adecco Group AG	135,002	6,430,583
Coca-Cola HBC AG	209,680	6,944,736
Givaudan S.A.	1,279	5,298,805
Nestle S.A., Sponsored ADR	57,337	7,404,500
Novartis AG, Sponsored ADR	79,185	6,881,968
Roche Holding AG	19,194	7,428,066
Taiwan - 3.5%
Largan Precision Co. Ltd.	81,500	6,039,521
MediaTek, Inc.	246,930	9,807,861
United Kingdom - 12.4%
Compass Group PLC	343,249	7,801,241
Diageo PLC, Sponsored ADR	36,428	7,429,490
London Stock Exchange Group PLC	86,542	8,473,623
Next PLC	64,315	6,552,781
Reckitt Benckiser Group PLC	101,190	8,198,631
Shell PLC, Sponsored ADR	198,261	10,190,615
WPP PLC	513,437	8,050,959
United States - 5.5%
Aflac, Inc.	163,216	10,253,229
Credicorp Ltd.	56,898	8,148,931
Mettler-Toledo International, Inc.*	4,626	6,812,618
Total common stocks (cost $235,580,601)		434,453,199

PREFERRED STOCKS - 4.6%
Colombia - 1.6%
Bancolombia S.A., Sponsored ADR	207,957	7,399,110
Germany - 3.0%
Henkel AG & Co. KGaA, Sponsored ADR(a)	253,474	5,196,217
Volkswagen AG	40,376	8,409,151
Total preferred stocks (cost $12,292,465)		21,004,478

MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 0.03%#	8,815,764	8,815,764
Total money market funds (cost $8,815,764)		8,815,764
Total investment portfolio (cost $256,688,830) - 101.2%		464,273,441
Liabilities in excess of other assets - (1.2)%		(5,480,729)
Total net assets - 100.0%		$458,792,712

ADR - American Depositary Receipt
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $8,767,278 or 1.9% of net assets as of the date of this report.
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:
	Level 1	Level 2
Common stocks:
Australia	$7,942,432	$5,547,637
Canada	21,305,721	-
Denmark	7,105,750	-
France	-	51,899,928
Germany	16,080,166	36,523,604
Hong Kong	-	2,616,591
Ireland	6,452,864	4,326,861
Japan	-	67,590,643
Mexico	15,273,017	-
Norway	-	8,426,247
Singapore	-	5,832,250
South Africa	-	10,046,622
Spain	-	7,895,122
Sweden	-	14,665,237
Switzerland	14,286,468	32,876,539
Taiwan	-	15,847,382
United Kingdom	17,620,105	39,077,235
United States	25,214,778	-
Preferred stocks:
Colombia	7,399,110	-
Germany	5,196,217	8,409,151
Money market funds	8,815,764	-
Total investment portfolio	$152,692,392	$311,581,049

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.